RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

22.   RELATED PARTY TRANSACTIONS

a)Related parties *

Name of related parties	Relationship with the Company
Shanghai Shibei Hi-Tech Co., Ltd. (“SH Shibei”)	Noncontrolling shareholder of a subsidiary
Shanghai Puping Information Technology Co., Ltd. (“Shanghai Puping”) (1)	A company controlled by minority shareholder of the Company
Beijing Chengyishidai Network Engineering Technology Co., Ltd. (“CYSD”)(3)	Equity investee of the Company before October 16, 2023
Jingliang Interconnected Cloud Technology Co., Ltd. (“Jingliang Inter Cloud”)	Equity investee of the Company
Beijing New Internet Digital Technology Research Institution Limited (“BJ New Internet”)	Equity investee of the Company
Anhui Suzhou Century Broadband Data Technology Co., Ltd. (“SZ Century”) (2)	A company controlled by an equity investee of principal shareholder of the Company from December 1, 2021 to October 31, 2022
SH Edge Interchange	Equity investee of the Company since September 30, 2022
Changzhou Gaoxin	Equity investee of the Company
Sanhe Mingtai Machinery Manufacturing Co., Ltd. (“Sanhe Mingtai”)	Noncontrolling shareholder of a subsidiary since March 1, 2023
Beijing Jiwa Forest System Technology Co., Ltd. (“Beijing Jiwa”)	A company controlled by the founder of the Company since October 1, 2023
*	These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2022, 2023 and 2024
(1)	This entity is controlled by Waburg Pincus, a significant minority shareholder of the Company.
(2)

SZ Century was controlled by an equity investee of a principal shareholder of the Company from December 1, 2021. SZ Century ceased to be a related party as the equity interests in SZ Century was disposed by the equity investee of the principal shareholder on October 31, 2022.

(3)

This company was disposed by the Company in September 2017, included in WiFire Entities, and determined by the Company as a related party before the Company disposed the remaining equity interests held in October 2023.

22.   RELATED PARTY TRANSACTIONS (CONTINUED)

b)Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Services provided to:
-SZ Century	14,089	—	—
-SH Edge Interchange	651	938	40
-Changzhou Gaoxin	—	—	7,914
-Others	2	—	—

Services provided by:
-CYSD	36,673	31,119	—
-Sanhe Mingtai (1)	—	17,366	28,607
-Beijing Jiwa	—	1,891	—
-Others (3)	513	333	5,546

Loan to:
-Shanghai Puping	—	80,263	40,038
-SH Edge Interchange	500	1,000	—
-Sanhe Mingtai	—	33,785	23,853

Receipt of loan to:
-SH Shibei	—	9,800	—
-Sanhe Mingtai	—	—	28,313

Loan from:
-Changzhou Gaoxin (2)	—	350,000	—

Interest income of loan to:
-SH Shibei	—	(1,321)	—
-SH Edge Interchange	1	32	19

Interest expense of loan from:
-Changzhou Gaoxin	—	13,183	18,219

Interest payment paid to:
-Changzhou Gaoxin	—	7,116	18,725

Lease payment paid to:
-Sanhe Mingtai (1)	—	10,801	41,305
(1)	The Company leased properties for data centers from Sanhe Mingtai. Lease cost and property management fee was RMB23,142 and RMB4,926 for the period from January 1, 2024 to December 31, 2024, respectively. As of December 31, 2024, ROU assets of RMB262,237 and lease liabilities of RMB246,073 were associated with such leases.
(2)	In May 15, 2023, the Company obtained a loan in the amount of RMB350,000 from Changzhou Gaoxin at an interest rate of 6.0% per annum. The interest rate was modified to 3.85% since July 31, 2024. The maturity date of the loan was March 31, 2024, which was subsequently extended to January 31, 2026 with the interest rate of 3.60% per annum.
(3)	In November 2024, the company paid a legal service fee of RMB5.5 million to a legal advisor of Mr. Sheng Chen, the founder, executive chairperson and interim Chief Executive Officer for legal services rendered to enable him establish a stable control structure for the Company.

Except for above related party transactions, Mr. Sheng Chen, the founder, executive chairperson and interim Chief Executive Officer invested in a fund controlled by the Company in an amount of RMB1.0 million in December 2024.

22.   RELATED PARTY TRANSACTIONS (CONTINUED)

c)The Company had the following related party balances as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due from related parties:
Current:
-Shanghai Puping	218,405	258,443
-BJ New Internet	441	441
-SH Edge Interchange	1,533	—
-Sanhe Mingtai	56,833	77,461
-Others	25	15
	277,237	336,360
Amounts due to related parties:
Current:
-Changzhou Gaoxin	356,067	355,561
-Others	13	118
	356,080	355,679